Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
Schedule of Prepaid Expenses and Other Receivables
	December 31
	2023	2022

Institutions	$200	$378
Prepaid expenses	215	164
Others	52	42
	$467	$584